IDS
Precious
Metals Fund
1999 ANNUAL REPORT
(PROSPECTUS ENCLOSED)

(icon of) ruler


The goal of IDS Precious Metals Fund, Inc. is long-term growth of capital. The Fund invests primarily in securities of companies engaged in exploration, mining, processing or distribution of gold and other precious metals. Most of these companies will be located outside of the United States.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

Distributed by American Express Financial Advisors Inc.

AMERICAN EXPRESS Financial Advisors

A Historical Hedge

While investors typically look to stocks and bonds for the best return on their money, there are times when hard assets such as gold can play a small but important role in a diversified portfolio. Because owning the metal itself is often impractical, most investors put their money in stocks of companies that mine gold and other precious metals. These stocks, which form the bedrock of IDS Precious Metals Fund, usually move in tandem with the prices of the metals.

IDS PRECIOUS METALS FUND     (This annual report is not part of the prospectus.)

Table of Contents

1999 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                       4
From the Portfolio Manager              4
Fund Facts                              6
The 10 Largest Holdings                 7
Making the Most of the Fund             8
The Fund's Long-term Performance        9
Independent Auditors' Report           10
Financial Statements                   11
Notes to Financial Statements          14
Investments in Securities              22
Federal Income Tax Information         26

1999 prospectus
The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

The Fund                               3p
Goal                                   3p
Investment Strategy                    3p
Risks                                  5p
Past Performance                       8p
Fees and Expenses                     10p
Management                            11p
Buying and Selling Shares             11p
Valuing Fund Shares                   11p
Investment Options                    12p
Purchasing Shares                     13p
Sales Charges                         16p
Exchanging/Selling Shares             20p
Distributions and Taxes               25p
Personalized Shareholder
  Information                         27p
About the Company                     28p
Quick Telephone Reference             30p
Financial Highlights                  31p

(This annual report is not part of the prospectus.)         ANNUAL REPORT - 1999

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
It is an honor for me to join the IDS Mutual Fund Group as chairman of the board and chief executive officer for each of the funds. I have served for the past eight years as governor of Minnesota and also for the past 20 years as a constitutional officer responsible for the pension investments made on behalf of government employees. My responsibility in the upcoming years is to serve your interests.

By law, half the members of a mutual fund board must be independent of their investment manager and distributor. I am one of those persons. I am not an employee of American Express Financial Corporation (AEFC), nor do I own stock in American Express Company. Both are fine companies, but the law clearly states that to fully represent your interests I must be independent.

Having said that, I have a great deal of respect for the capabilities of AEFC and for the services it provides to investors. Your financial advisor assists you in financial planning, conducts regular investment reviews and responds to your questions and needs. This is a very personal service that makes AEFC a partner in your financial future. I know that AEFC has an investment focus on the long-term performance of our economy and that it wants you to participate in that growth. Consistent with that, our board is here to serve you and represent your interests in a professional manner.

Arne H. Carlson


(picture of) Richard H. Warden
Richard H. Warden
Portfolio manager

From the Portfolio Manager
Stocks of gold-mining and exploration companies remained under pressure for most of the past fiscal year. IDS Precious Metals Fund's performance reflected the difficult environment, as its Class A shares lost 19.40% over the period -- April 1998 through March 1999.

Three factors kept a lid on the price of gold and, consequently, the prices of gold stocks for much of the 12 months. Most important was the continued selling of gold bullion by central banks throughout the world. Second, inflation remained remarkably low in virtually all major economies. Third, the strength of the U.S. dollar continued to attract capital from foreign investors, who viewed our stock and bond markets as a safer haven than gold in the face of financial turmoil in many overseas markets. By late last summer, the combination of those factors had pushed gold stocks and the Fund well into negative territory.

A BRIEF REBOUND
There was one exception to the trend, however. That came last fall, when Russia and Latin America were hit by the economic malaise known as the "Asian flu," which raised concerns about the possibility of a worldwide recession that might greatly erode the profits of U.S. companies. That, along with measures announced by the Japanese government to shore up its economy, caused the dollar to decline versus the yen and, in turn, drove some investors out of U.S. financial assets and into gold. The final impetus came from rumors that some financially troubled hedge funds would be forced to cover their short positions in gold. Gold-stock prices responded by rising in spectacular fashion, only to resume a downward trend over the following several months.

Meanwhile, in the face of all that activity, there was little change in the fundamentals for gold over the fiscal year. Demand remained reasonably strong, while producers continued to hold back on supply because of still-unattractive price levels. Over the 12 months, the price of gold went from about $302 per ounce to about $280.

As for changes to the portfolio, I continued to pare back holdings among stocks of smaller gold producers and explorers, as I believe they are more vulnerable to potential consolidation in the industry. I kept most of the proceeds from those sales in cash reserves, which reached a high of about 19% of assets in mid-period. In the ensuing months, I put most of that money back into stocks, concentrating on the larger gold producers, which I believe have the best potential in the months ahead.

Richard H. Warden

(This annual report is not part of the prospectus.)         ANNUAL REPORT - 1999

Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
March 31, 1999                                                         $5.45
March 31, 1998                                                         $6.82
Decrease                                                               $1.37

Distributions -- April 1, 1998 - March 31, 1999
From income                                                            $0.05
From capital gains                                                     $  --
Total distributions                                                    $0.05
Total return*                                                         -19.40%**

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)

March 31, 1999                                                         $5.38
March 31, 1998                                                         $6.73
Decrease                                                               $1.35

Distributions -- April 1, 1998 - March 31, 1999
From income                                                            $0.01
From capital gains                                                     $  --
Total distributions                                                    $0.01
Total return*                                                         -20.02%**

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
March 31, 1999                                                         $5.43
March 31, 1998                                                         $6.80
Decrease                                                               $1.37

Distributions -- April 1, 1998 - March 31, 1999
From income                                                            $0.06
From capital gains                                                     $  --
Total distributions                                                    $0.06
Total return*                                                         -19.31%**
 *The prospectus discusses the effect of sales charges, if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.

IDS PRECIOUS METALS FUND     (This annual report is not part of the prospectus.)

The 10 Largest Holdings


                                       Percent                     Value
                                   (of net assets)        (as of March 31, 1999)
 Stillwater Mining                      17.08%                 $10,088,437
 Meridian Gold                           9.76                    5,765,408
 Getchell Gold                           6.63                    3,918,750
 Barrick Gold                            6.07                    3,583,125
 Franco-Nevada Mining                    5.36                    3,167,661
 Goldcorp Cl A                           5.10                    3,015,242
 Sons of Gwalia                          4.23                    2,501,120
 Acacia Resources                        4.02                    2,373,000
 Placer Dome                             3.40                    2,009,275
 Euro-Nevada Mining                      2.83                    1,669,152

For further detail about these holdings, please refer to the section entitled "Investments in Securities" herein.


(picture of) pie chart

                           The 10 holdings listed here
                          make up 64.48% of net assets

(This annual report is not part of the prospectus.)         ANNUAL REPORT - 1999

Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares fall or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10  $8   $6             $7
$ 5                   $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
$100 invested per month. Total invested: $600.

*Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:
o   your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

IDS PRECIOUS METALS FUND     (This annual report is not part of the prospectus.)

The Fund's Long-term Performance

How your $10,000 has grown in IDS Precious Metals Fund

$60,000

$50,000

$40,000
                                                   X
                                                   S&P 500 Index
$30,000

$20,000

                                                             X
                                                             $8,932
                                                             IDS Precious
                                                             Metals Fund
                                                             Class A

                   X
                   Lipper Gold Fund Index
$9,500

89    90    91    92    93    94    95    96    97    98    99

Average annual total return (as of March 31, 1999):
                  1 year    Since inception (B&Y)    5 years      10 years (A)
 Class A          -23.42%             --%            -7.57%          -1.12%
 Class B          -23.22%          -7.22%*              --%             --%
 Class Y          -19.31%          -5.93%*              --%             --%
*Inception date was March 20, 1995.

Assumes: Holding period from 4/1/89 to 3/31/99. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $1,274. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the S&P 500 Index and the Lipper Gold Fund Index. In comparing Precious Metals Fund (Class A) to the two indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

S&P 500 Index, an unmanaged list of common stocks, is frequently used as a general measure of market performance. However, the S&P 500 companies are generally larger than those in which the Fund invests.

Lipper Gold Fund Index, published by Lipper Analytical Services, Inc., includes 10 funds that are generally similar to this Fund, although some funds in the index may have somewhat different investment policies or objectives.

(This annual report is not part of the prospectus.)         ANNUAL REPORT - 1999

The  financial  statements  contained  in  Post-Effective   Amendment  #33  to
Registration Statement No. 2-93745 filed on or about May 24, 1999, are incorporated herein by reference.

Federal Income Tax Information
The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below were reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

IDS Precious Metals Fund, Inc.

Fiscal year ended March 31, 1999

Class A

Income distributions taxable as dividend income, 28.33% qualifying for deduction by corporations.

Payable date                                 Per share

Dec. 23, 1998                                 $0.04938


Class B

Income distributions taxable as dividend income, 28.33% qualifying for deduction by corporations.

Payable date                                 Per share

Dec. 23, 1998                                 $0.00667


Class Y

Income distributions taxable as dividend income, 28.33% qualifying for deduction by corporations.

Payable date                                 Per share

Dec. 23, 1998                                 $0.05590

IDS PRECIOUS METALS FUND     (This annual report is not part of the prospectus.)

This page left blank intentionally

This page left blank intentionally

This page left blank intentionally

This page left blank intentionally

This page left blank intentionally

IDS Precious Metals Fund
IDS Tower 10
Minneapolis, MN 55440-0010


AMERICAN EXPRESS Financial Advisors

                                                                 S-6142 N (5/99)

STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   Headings.                                   2)  The headings in the
                                                     annual report are
                                                     placed in a blue strip
                                                     at the top of the page.

3)   There are pictures, icons                   3)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.

4)   Footnotes for charts and                    4)  The footnotes for each
     graphs are described at                         chart or graph are typed
     the left margin.                                below the description of
                                                     the chart or graph.